Note 5 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Individually evaluated for impairment	$ 14,075	$ 12,109
Collectively evaluated for impairment	978,034	911,104
Total loans	992,109	923,213
Commercial And Industrial [Member]
Individually evaluated for impairment	2,570	3,627
Collectively evaluated for impairment	81,287	97,719
Total loans	83,857	101,346
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment		44
Collectively evaluated for impairment	56,731	46,973
Total loans	56,731	47,017
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	1,970	2,824
Collectively evaluated for impairment	334,517	315,333
Total loans	336,487	318,157
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	9,533	5,610
Collectively evaluated for impairment	488,714	432,337
Total loans	498,247	437,947
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	2	4
Collectively evaluated for impairment	16,785	18,742
Total loans	$ 16,787	$ 18,746